21. Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities
	December 31,	December 31,
	2018	2017
Unpaid acquisition payable (a)	$53,824	$53,655
Other current liabilities (b)	8,819	8,744
Total other current liabilities	62,643	62,399

Accrued warranty reserve (c)	1,538	1,538
Total other non-current liabilities	1,538	1,538
Total other liabilities	$64,181	$63,937